Insurance Contract Liabilities and Reinsurance Assets - Summary of Insurance Contract Liabilities, Payments Due by Period (Detail) $ in Millions	Dec. 31, 2018 CAD ($)
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	$ 788,422
Less than 1 year [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	9,327
1 to 3 years [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	10,863
3 to 5 years [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	17,994
Over 5 years [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	$ 750,238